StepStone Private Markets

Consolidated Schedule of Investments
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 18.6% of NAV					1,2,3,4
Europe - 2.4% of NAV
BC Partners Defender Co-Investment L.P.	Private Equity	09/10/2021	$3,569,447	$6,330,008	*
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	Real Assets	08/30/2023	11,971,412	15,058,073	⁺
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	Real Assets	04/25/2022	9,971,174	14,023,207	*,⁺
CCP Hermes LP	Private Equity	11/01/2024	21,570,222	21,530,145	*,⁺
Cinven Pegasus Limited Partnership	Private Equity	10/02/2024	7,124,058	9,552,176	*
Enak Aggregator Limited Partnership	Private Equity	01/18/2022	2,875,802	4,378,920	*
Everest Co-Investment LP	Private Equity	03/19/2025	4,866,936	6,045,651	*
Kindred Capital Co-Invest I LP	Private Equity	04/26/2022	15,125,016	12,738,177	*
KKR Cretaceous Co-Invest L.P.	Real Assets	12/08/2022	14,300,000	20,132,823	*
Palace Co-Invest, SLP	Real Assets	08/07/2021	6,373,441	15,360,137	*
Triton C Investment A L.P.	Private Equity	03/29/2022	4,912,115	6,588,508	*
Total Europe			$102,659,623	$131,737,825

North America - 15.8% of NAV
ActiveProspect Five Elms, L.P.	Private Equity	12/30/2025	$27,915,333	$27,857,143	*,8
AMP-20 Sterling Limited Partnership	Private Equity	08/02/2023	5,049,153	3,687,434	*,⁺
Ares CARS Co-Invest, L.P.	Real Assets	05/26/2022	21,517,786	26,770,247	⁺
Ares Insurance Partners, L.P.	Private Equity	10/17/2024	18,470,960	20,295,025	*,⁺
Ares SH Partners LP	Real Assets	11/14/2025	8,309,575	7,946,656	*,⁺,8
Ascend SMG Co-Invest 1, L.P.	Private Equity	09/25/2023	2,562,567	3,929,903	*
Birch Grove CLO Ltd. ($17,158,750 principal amount, 07/17/2037)	Private Debt	10/15/2024	11,694,543	10,574,409	5,6
Birch Grove CLO 10 Ltd. ($18,500,000 principal amount, 1/22/2038)	Private Debt	11/26/2024	18,497,284	15,982,086	5,6
Birch Grove CLO 12 Ltd. ($18,500,000 principal amount, 4/22/2038)	Private Debt	01/02/2025	18,523,935	18,051,965	5,6
BPCP Speedstar Acquisition, LLC (1,900 common shares)	Private Equity	01/20/2021	1,367,940	2,054,256	*,5,7
Buckeye Co-Invest II, LP	Real Assets	07/26/2024	7,462,377	8,076,723
Carlyle US CLO 2025-2, Ltd. ($16,741,375 principal amount, 07/25/2038)	Private Debt	06/11/2025	14,846,117	15,396,696	5,6,8
Castlelake Consumer Receivables Opportunity III, L.P.	Private Debt	06/26/2024	12,898,101	17,873,291	*,⁺
Cendyn Group Holdings LLC (675 units)	Private Equity	10/05/2023	34,944,708	34,935,278	5
CIFC Funding 2024-V, Ltd. ($22,896,900 principal amount, 01/22/2038)	Private Debt	12/20/2024	19,638,074	18,764,067	5,6
Cinven Discovery Limited Partnership	Private Equity	09/22/2022	2,400,645	5,098,736	*
Columbia Spectrum Partners VI-A, L.P.	Private Equity	09/10/2024	45,000,000	62,553,015	*
Columbia XIG Co-Invest L.P.	Private Equity	11/25/2025	—	—	*,⁺,8
Decisions, LLC (1,718,769 common units)	Private Equity	12/28/2020	2,700,000	6,453,000	*,5,9
ECP V (California Co-Invest), LP	Real Assets	08/19/2024	26,218,153	25,979,878	*,⁺
Elk 2 Coinvest I, L.P.	Private Equity	07/29/2024	45,191,832	46,687,023	*
EQT X Co-Investment (F) SCSp	Private Equity	02/09/2024	4,938,839	4,267,536	*
FH Sunrise Co-Investment I, LP	Private Equity	05/01/2023	4,365,458	6,385,510	*

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
FTV – FA, L.P.	Private Equity	07/16/2025	$7,487,590	$7,470,029	⁺
HP Prestige Co-Invest Blocker Aggregator, LP	Private Equity	07/18/2025	11,148,418	11,144,882	*,8
HS Gamma-1 LLC	Private Equity	10/13/2025	550,000	—	*,⁺,8
HS Lotus LLC	Private Equity	09/25/2025	53,453,101	53,136,652	*,8
HS Ruby LLC	Private Equity	07/25/2024	421,713	68,879	*,⁺
HS Sky LLC	Private Equity	12/22/2025	56,000,000	56,000,000	*,8
Ilumed Parent LLC (3,060 preferred units)	Private Equity	08/19/2024	22,006,789	29,700,000	*,5,7
IPEX Co-Invest, L.P.	Private Equity	02/28/2024	5,006,667	5,650,000	*
JFL-Rand Co-Invest US Partners, L.P.	Private Equity	03/10/2023	4,354,668	19,750,725	*,⁺
JFL-Tiger Co-Invest Partners, L.P.	Private Equity	10/12/2023	4,171,578	7,501,985	*,⁺
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,173,770	7,832,156	*
KKR Gameday Co-Invest L.P.	Private Equity	08/22/2024	25,891,890	33,640,606	*
LJ Perimeter Co-Invest, L.P.	Private Equity	10/28/2022	4,834,380	4,988,290	*,⁺
LJ Shield Co-Invest, L.P.	Private Equity	07/11/2024	17,372,707	22,684,361	*,⁺
MDCP Co-Investors (Chicago-C), L.P.	Private Equity	10/28/2025	14,684,385	14,684,385	*,8
MH Fund II Co-Invest, LP	Real Assets	03/23/2021	3,866,967	4,451,039	*,7
Mosyle Corporation - Series B-2 (45,010 preferred shares)	Private Equity	04/21/2022	1,083,980	1,625,973	*,5
MPP KKC Holdings, LLC (3,000,000 units)	Private Equity	11/10/2021	3,000,000	5,886,225	*,5,7
MTS Belmont Holdings, L.P.	Private Equity	06/03/2025	12,411,350	12,411,350	*
Novacap TMT VI Co-Investment (Cadenza), L.P.	Private Equity	08/22/2023	3,293,566	4,031,540	*
OSP Co-Invest II, LP - MB series	Private Equity	01/02/2024	10,010,000	19,435,024	*,7
Palms Co-Investment Partners, L.P.	Private Equity	06/03/2022	4,676,598	5,289,954	*
Peak Topco, Inc. (20,833 common shares)	Private Equity	08/23/2024	17,565,545	21,395,869	*,⁺,5
Pegasus Coinvestors, L.P.	Real Assets	10/05/2021	3,686,738	4,557,103	⁺,9
Peggy Aggregator, LLC	Real Assets	12/02/2025	30,150,649	30,000,000	*,5,7
POWWR Five Elms, L.P.	Private Equity	09/24/2025	22,097,229	28,658,634	*,11
Providence VIII Tetris Co-Investment-A L.P.	Private Equity	11/18/2022	3,967,086	5,973,167	*,⁺
RB Tentpole Co-Invest UB, LP	Private Equity	08/04/2025	5,693,181	5,554,323	*,8
RPIII FB Co-Invest LLC	Private Equity	03/02/2023	5,032,105	5,900,000	*,9
Starlight Co-Invest LP	Private Equity	10/30/2024	20,056,257	22,323,362	*
Stripes VI Rainier Co-Invest, LP	Private Equity	10/31/2024	25,094,189	24,979,397	*
THL Fund IX Investors (BV), L.P.	Private Equity	05/05/2021	2,489,602	4,973,276	*
TPG VIII Merlin CI II, L.P.	Private Equity	07/30/2021	319,788	2,121,164	⁺
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	1,125,532	4,793,941
Total North America			$762,691,398	$878,234,168

Rest of the World - 0.4% of NAV
BGO Asia III Blossoms Co-Investment LP	Real Assets	10/10/2023	$10,705,991	$12,065,994	*,⁺,10
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	10,017,513	10,000,000	*,8
Total Rest of the World			$20,723,504	$22,065,994
Total Non-Controlled/Non-Affiliated Co-Investments			$886,074,525	$1,032,037,987

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Investments - Non-Controlled/Non-Affiliated - 1.1% of NAV					1,2,3,4
Europe - —% of NAV
Nyver Fund I Coöperatief U.A	Private Equity	09/30/2025	$—	$—	*,⁺,8
Total Europe			$—	$—

North America - 1.1% of NAV
Carlyle Santiago Aggregator, L.P.	Private Debt	08/23/2024	$32,810,598	$35,184,525
GC BSL CLO Fund, L.P.	Private Debt	10/20/2025	3,875,000	3,875,000	*,⁺,8
PennantPark Capital Liquidity Solutions, LP	Private Debt	08/04/2023	17,500,000	20,743,936	*,⁺
Total North America			$54,185,598	$59,803,461
Total Non-Controlled/Non-Affiliated Primary Investments			$54,185,598	$59,803,461

Secondary Investments - Non-Controlled/Non-Affiliated - 74.4% of NAV					1,2,3,4
Europe - 14.0% of NAV
Advent International GPE IX Limited Partnership	Private Equity	09/30/2024	$5,902,464	$6,847,699	*,⁺,10
Advent International GPE IX-A SCSp	Private Equity	09/30/2024	1,730,941	2,049,438	*,⁺
Advent International GPE IX-F Limited Partnership	Private Equity	12/31/2024	2,045,064	2,617,848	*,⁺,11
Advent International GPE VII-E Limited Partnership	Private Equity	12/31/2021	695,079	168,501	*,⁺,10
Advent International GPE VIII Limited Partnership	Private Equity	09/30/2024	994,406	990,388	*
Advent International GPE VIII-B Limited Partnership	Private Equity	12/31/2024	2,992,227	2,713,686	*,⁺,11
Advent International GPE VIII-B-3 Limited Partnership	Private Equity	12/31/2025	1,199,049	1,586,708	*,8
Advent International GPE VIII-C Limited Partnership	Private Equity	12/31/2025	303,379	388,006	*,8
Advent International GPE VIII-H Limited Partnership	Private Equity	12/31/2021	3,026,022	2,146,389	*,10
Advent International GPE X-A SCSp	Private Equity	09/30/2024	1,027,698	1,329,761	*,⁺
Altor Fund IV (No. 1) AB	Private Equity	12/30/2022	9,277,863	9,001,045	⁺
Altor Fund V (No. 1) AB	Private Equity	12/30/2022	18,495,280	24,607,417	⁺
Altor Fund V (No. 2) AB	Private Equity	06/30/2023	2,048,285	2,680,766	⁺
Ambienta Water Pumps, SCSp	Private Equity	12/06/2024	27,299,423	32,029,942	*,⁺
Apax IX USD L.P.	Private Equity	09/30/2024	2,363,905	1,931,426	⁺,10
Apax X USD L.P.	Private Equity	09/30/2024	3,298,386	3,670,649	⁺,10
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Real Assets	10/04/2024	11,045,155	11,390,975	⁺
ARDIAN Infrastructure Fund V S.C.A., SICAR	Real Assets	10/04/2024	10,318,566	12,210,866	⁺
Astorg IQ-EQ Fund	Private Equity	12/31/2021	517,283	1,465,772	*,⁺
Astorg V Fund	Private Equity	01/11/2021	—	5,190	*
BE VI 'B' LP	Private Equity	09/30/2024	1,441,475	1,430,515	⁺
BID Equity Continuation Fund I SCSp	Private Equity	05/27/2025	9,795,241	10,534,822	*,⁺,8
Bridgepoint Europe V 'A3' LP	Private Equity	09/30/2024	555,881	794,862	*,⁺
Carlyle Europe Technology Partners III, L.P.	Private Equity	09/30/2024	691,873	130,803	*,⁺
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	Private Equity	09/30/2024	428,947	386,029	*,⁺
CF24XB SCSp	Private Equity	04/16/2025	360,150	416,501	*,⁺,11
CVC Capital Partners VIII (A) L.P.	Private Equity	09/30/2024	5,468,170	6,930,418	⁺,10
DFI European Value-Add Fund II	Real Assets	07/12/2021	1,731,071	1,502,499	*,⁺,11
DIF Core Infrastructure Fund II SCSp	Real Assets	09/30/2024	11,359,477	13,575,819	⁺
DIF Infrastructure VI SCSp	Real Assets	09/30/2024	10,506,806	12,690,402	⁺
Elysium Acquisition LP	Private Equity	12/09/2024	12,591,173	16,649,738	⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
EMK Capital Partners II LP	Private Equity	12/31/2025	$9,815,063	$11,240,596	*,⁺,8
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	9,552,991	12,700,748	*,⁺,8
EQT Infrastructure IV (No.2) EUR SCSp	Real Assets	09/29/2023	7,125,744	9,304,965	*,⁺,11
EQT Infrastructure IV (No.2) USD SCSp	Real Assets	10/10/2023	54,354,642	71,874,200	*,⁺,11
EQT Infrastructure V (No.1) EUR SCSp	Real Assets	07/12/2024	34,977,972	42,855,390	*,⁺
EQT IX (No.2) EUR SCSp	Private Equity	07/06/2022	12,642,965	15,704,136	*,⁺,10
EQT VIII (No.2) SCSp	Private Equity	07/06/2022	5,395,136	4,325,213	⁺,10
Equistone Partners Europe Fund IV	Private Equity	12/31/2020	231,365	85,038
EuroStone SRIO II S.C.A.	Real Assets	07/12/2021	65,596	195,368	*,11
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	6,451,823	8,182,728	*,⁺,8
F3 Presto HVD CV Fund AB	Private Equity	04/12/2024	5,180,884	6,606,392	*,⁺
Fifth Cinven Fund (No. 1) Limited Partnership	Private Equity	10/30/2020	807,009	1,202,999	11
GIP Pegasus Fund, L.P.	Real Assets	08/20/2024	19,852,543	21,074,916
Generali Lion River Fund XV SCSp	Private Equity	11/20/2025	—	—	*,⁺
Generali Lion River Secondary Fund I SCSp	Private Equity	11/20/2025	24,392,190	28,011,207	*,⁺,8
Growth Capital Partners Fund V LP	Private Equity	04/14/2022	7,568,609	5,629,703	⁺,11
Gyrus 1 LP	Private Equity	12/09/2024	7,153,578	8,412,175	*,⁺
Harbert European Real Estate Fund III, L.P.	Real Assets	07/12/2021	—	10,744	*,⁺,11
IK Small Cap II Fund No.1 SCSp	Private Equity	12/31/2024	240,310	319,325	*
Inflexion Buyout Fund V (No. 1) Limited Partnership	Private Equity	01/07/2025	1,255,177	962,327	⁺
Inflexion Continuation Fund I (No. 1) Limited Partnership	Private Equity	05/20/2025	5,936,965	7,110,625	*,⁺,8
InfraRed Infrastructure V (1) LP	Real Assets	06/29/2022	5,086,346	6,429,740	*,⁺
InfraVia European Fund IV FPCI	Real Assets	10/02/2024	9,085,062	11,508,729	⁺
InfraVia European Fund V FPCI	Real Assets	10/02/2024	14,450,435	17,359,187	⁺
InfraVia European Fund V SCSp	Real Assets	12/31/2025	23,706,749	25,762,832	*,⁺,8
Kitty Hawk Capital Partners IV L.P.	Real Assets	07/12/2021	377,237	555,264	*,⁺,11
LQG JV Landmark Portfolio GmbH & Co. KG	Real Assets	07/12/2021	932,694	611,564	*,11
Macquarie European Infrastructure Fund 4 FPCI	Real Assets	04/25/2023	—	1,200,701	*,⁺
Macquarie European Infrastructure Fund 5 SCSp	Real Assets	04/25/2023	17,315,309	21,826,269	*,⁺
Macquarie European Infrastructure Fund 6 SCSp	Real Assets	10/01/2024	36,591,115	41,077,397	⁺,8
MCP Continuation Fund I Coöperatief U.A	Private Equity	06/04/2025	9,454,270	10,662,582	*,⁺,8
MI Continuation Fund A	Private Equity	02/23/2024	10,951,074	9,358,099	*,⁺
MML Dorchester SCSp	Private Equity	12/17/2025	8,133,690	8,516,495	*,⁺,8
NIC Battery Acquisition LP	Real Assets	10/16/2024	16,094,456	27,833,029	*,⁺
Nordea Private Equity II - European Middle Market Buyout K/S	Private Equity	09/30/2024	34,259	49,667	*,⁺,12
Oakley Capital Guinness B2 SCSp	Private Equity	06/08/2023	7,427,494	12,021,550	*,⁺
PAI Europe VII, L.P.	Private Equity	09/30/2024	1,982,396	2,075,481	*,⁺,10
Pan-European Infrastructure II, S.C.S.	Real Assets	10/03/2024	5,374,418	7,710,103	⁺
Pan-European Infrastructure III, SCSp	Real Assets	10/03/2024	10,417,331	12,158,957	⁺
Permira VI L.P.1	Private Equity	09/30/2024	4,387,127	3,395,408	⁺,10

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
Permira VII L.P.1	Private Equity	09/30/2024	$14,418,412	$18,936,585	*,⁺,10
PSC Accelerator II (A), LP	Private Equity	11/23/2023	5,170,721	8,645,348	*,⁺
Seventh Cinven Fund (No. 1) Limited Partnership	Private Equity	09/30/2024	3,985,293	4,911,210	⁺,10
Sixth Cinven Fund (No. 3) Limited Partnership	Private Equity	10/30/2020	2,113,695	2,681,130	*,⁺,11
Strategic Opportunities Fund I GmbH & Co. KG	Private Equity	02/05/2024	15,815,598	23,500,203	*,⁺
Ufenau Continuation 3, SLP	Private Equity	04/14/2022	21,821,903	31,873,585	*,⁺
Verdane Edda II (D) AB	Private Equity	09/30/2024	614,373	988,619	*,⁺
Verdane Idun I (D) AB	Private Equity	09/30/2024	1,006,757	866,438	*
VIP SIV I LP	Private Equity	05/06/2022	10,811,464	23,510,349	*,⁺
WPEF VII Feeder 2 ILP	Private Equity	01/07/2025	2,155,729	3,390,882	*,⁺
WREP#2 Luxco S.à.r.l.	Real Assets	07/12/2021	132,673	467,853	*,11
Total Europe			$632,359,381	$780,568,931

North America - 59.9% of NAV
ABRY Partners IX, L.P.	Private Equity	01/01/2025	$2,626,171	$3,072,670	⁺,11
AE Industrial Partners Fund II, LP	Private Equity	12/31/2024	1,897,499	3,107,066	*,⁺
AEA Investors Fund V LP	Private Equity	12/31/2021	1,226	124,169	*,⁺,10
AHP Fund I PV Feeder L.P.	Private Equity	12/28/2020	2,740,880	2,163,687	⁺
AHP Fund II PV Feeder L.P.	Private Equity	12/28/2020	9,429,068	10,581,398	⁺
AKKR Isosceles CV LP	Private Equity	06/26/2025	8,669,685	8,821,078	*,⁺,8
AKKR Strategic Capital LP	Private Equity	10/24/2024	12,694,124	18,202,769	*,⁺
Album Ventures MSL-C, LP	Private Equity	04/21/2022	3,927,756	5,871,348	*
Amaranth DC Holdings, LP	Private Equity	02/23/2024	29,030,847	35,119,313
Ampersand CF Limited Partnership	Private Equity	11/13/2020	798,017	1,784,605	*
Apollo Investment Fund IX, L.P.	Private Equity	10/01/2024	16,351,879	16,544,421	⁺,10
Apollo Natural Resources Partners II, L.P.	Real Assets	04/01/2021	379,116	468,536	⁺,10
Apollo Overseas Partners (Delaware 892) VIII, L.P.	Private Equity	04/01/2021	1,410,712	937,573	⁺,10
Apollo Overseas Partners (Lux) IX, SCSp	Private Equity	10/01/2024	1,929,848	1,679,117	⁺
Apollo Overseas Partners IX, L.P.	Private Equity	01/01/2022	2,476,734	3,060,550	⁺,10
Aquiline Financial Services Continuation Fund L.P.	Private Equity	05/30/2024	23,268,220	35,524,667	⁺
Aquiline Financial Services Fund IV L.P.	Private Equity	10/01/2025	4,333,722	6,015,929	⁺,8
Aquiline Financial Services Fund V L.P.	Private Equity	05/22/2024	705,801	837,361	*,⁺
ArcLight Infrastructure Partners Feeder-B, L.P.	Private Equity	10/16/2025	11,407,436	12,544,747	⁺,8
Ares Pathfinder Fund (Offshore), L.P.	Private Debt	04/01/2023	36,545,418	35,690,283	⁺
Audax Private Equity Beacon CF, L.P.	Private Equity	08/08/2025	1,554,388	1,327,548	*,⁺,10
Audax Private Equity Fund IV CF, L.P.	Private Equity	12/24/2020	4,891,365	4,556,003	⁺
Audax Private Equity Fund V-B, L.P.	Private Equity	06/28/2024	11,796,799	8,736,573	⁺,10
Audax Private Equity Fund VI-A, L.P.	Private Equity	06/28/2024	35,740,222	34,520,394	10
Audax Private Equity Solutions Fund, L.P.	Private Equity	06/28/2024	3,103,453	3,341,022	⁺
Audax Private Equity Fund VI-B, L.P.	Private Equity	12/31/2025	1,254,437	1,498,891	*,8
Azimuth Energy Partners III LP	Private Equity	09/30/2024	207,399	201,665	*,12
Bain Capital Beacon Holdings, L.P.	Private Equity	03/24/2025	13,328,567	13,780,855	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Bay Ridge Journey, LLC	Real Assets	07/31/2025	$17,754,917	$19,020,113	⁺,9
Berkshire Fund IX Coinvestment Fund, L.P.	Private Equity	06/28/2024	14,040,275	20,292,605	*,⁺,11
Berkshire Fund IX, L.P.	Private Equity	09/04/2021	3,000,109	3,590,039	⁺,7
Berkshire Fund VIII, L.P.	Private Equity	09/04/2021	2,182,747	437,915	*,⁺,7
Berkshire Fund X, L.P.	Private Equity	09/04/2021	10,771,771	12,125,248	⁺,7
Blackstone Capital Partners VI L.P.	Private Equity	01/01/2021	459,059	396,650	⁺,10
Blue Owl Opportunistic Lending Fund (Offshore) LP	Private Equity	10/01/2025	11,159,981	13,136,565	⁺,8
Blue Point Capital Partners III, L.P.	Private Equity	06/30/2022	1,875,012	1,074,017	*,⁺,11
Blue Point Capital Partners IV, L.P.	Private Equity	06/30/2022	9,079,682	8,320,671	*,⁺,11
Blue Point Capital Partners V (A), L.P.	Private Equity	06/30/2022	3,639,321	3,684,655	*,⁺
Blue Road Capital PV II, L.P.	Real Assets	08/27/2024	20,005,758	25,641,625	*,⁺
Brookfield Capital Partners IV (ER) L.P.	Private Equity	09/30/2024	747,071	871,779	⁺
Brookfield Infrastructure Fund IV (ER) SCSp	Real Assets	01/30/2024	3,526,938	3,996,228	⁺,10
BV RN Continuation Fund, L.P.	Private Equity	10/10/2023	3,645,900	7,291,795	*,⁺
Catterton Partners VII, L.P.	Private Equity	12/31/2021	5,260,059	2,389,727	*,⁺
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	8,175,738	11,356,586
Centerbridge Falcon Acquisition Fund, L.P.	Private Equity	08/21/2025	13,984,444	18,656,976	*,⁺
Charlesbank Equity Fund IX, Limited Partnership	Private Equity	06/28/2024	31,705,197	30,710,573	⁺,11
Charlesbank Equity Fund X, Limited Partnership	Private Equity	06/28/2024	22,466,862	23,540,005	⁺,11
Charlesbank Equity Overage Fund X, Limited Partnership	Private Equity	06/28/2024	3,348,576	2,631,650	⁺,11
Chicago Pacific Founders Fund II-A, L.P.	Private Equity	06/28/2024	3,065,116	4,317,458	*,⁺
Chicago Pacific Founders Fund, L.P.	Private Equity	06/28/2024	3,544,206	3,200,565	*,⁺,11
CIVC Partners Fund VI, L.P.	Private Equity	12/31/2025	4,875,536	5,565,280	*,⁺,7
CIVC Partners Fund VI-A, L.P.	Private Equity	12/31/2025	554,122	631,603	*,⁺,8
Clayton, Dubilier & Rice Fund X, L.P.	Private Equity	12/31/2021	4,176,483	3,921,014	⁺,10
Clearlake Capital Partners VI (Offshore), L.P.	Private Equity	09/29/2022	14,467,510	14,768,804	⁺
Clearlake Capital Partners VI, L.P.	Private Equity	12/30/2022	7,539,853	8,029,130	⁺
Consonance Concord CF PV, L.P.	Private Equity	11/19/2025	34,733,495	34,414,042	*,⁺,8
Cortec Group Fund VII, L.P.	Private Equity	12/31/2024	2,490,594	2,936,018	⁺,11
Cortland Growth and Income, L.P.	Real Assets	04/01/2022	29,023,294	18,664,211	13
Court Square Capital Partners (Offshore) III, L.P.	Private Equity	03/07/2024	11,613,757	11,834,881	⁺
Court Square Capital Partners III, L.P.	Private Equity	03/07/2024	13,694,392	13,969,744	⁺,10
Court Square Capital Partners V, L.P.	Private Equity	03/07/2024	1,944,312	1,381,414	*,⁺
DC Front Range Holdings I, LP	Real Assets	10/03/2025	6,310,224	7,285,038	*,8
DC Trident Holdings I, LP	Real Assets	10/03/2025	7,922,626	8,770,355	*,8
DigitalBridge Partners, LP	Real Assets	10/03/2025	10,713,535	12,000,783	*,⁺,11
DigitalBridge Valhalla Partners I-B, L.P.	Real Assets	10/03/2025	8,632,401	9,780,637	*,8
Dunes Point Capital Fund III-A, L.P.	Private Equity	10/12/2023	28,876,438	33,922,479	*,⁺
Encore Consumer Capital Fund (PV) IV, LP	Private Equity	06/30/2022	3,262,967	3,305,380	*,⁺
Encore Consumer Capital Fund III, LP	Private Equity	06/30/2022	9,931,442	18,934,772	⁺,10
Encore Consumer Capital Lion CF, LP	Private Equity	12/09/2025	6,813,789	6,739,495	*,⁺,10

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
ERA Blade Continuation Fund Parallel LP	Real Assets	08/11/2025	$20,064,462	$19,187,654	⁺,8
Excellere Capital Fund II, L.P.	Private Equity	04/01/2021	5,992,727	4,257,639	*,⁺,8
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,519,911	10,083,025	*,⁺,8
FFL Parallel Fund IV, L.P.	Private Equity	01/01/2021	556,125	595,158	⁺,10
FS Equity Partners IX, L.P.	Private Equity	12/31/2025	841,929	879,993	*,⁺,8
FS Equity Partners VIII, L.P.	Private Equity	12/31/2025	13,772,410	15,219,266	*,⁺,11
FineLine CV LP	Private Equity	11/18/2024	13,152,127	16,290,468	*,⁺
First-Party Time VI LLC	Private Equity	07/02/2024	3,537,030	5,192,650	*
Francisco Partners V, L.P.	Private Equity	10/01/2024	10,108,490	12,097,084	⁺,10
Francisco Partners VI, L.P.	Private Equity	10/01/2024	4,036,032	4,975,652	*,⁺,10
Franklin BSP Capital Corporation (2,276,656 common shares)	Private Debt	03/31/2022	31,000,000	30,734,858	14
Frontier Continuation Fund V, L.P.	Private Equity	11/20/2025	27,220,446	26,902,326	*,⁺,8
Fulcrum Capital Partners V, LP	Private Equity	12/31/2021	1,793,111	1,576,574	⁺
GA Continuity Fund II, L.P.	Private Equity	03/14/2025	14,443,401	19,499,034	⁺,8
Genstar Capital Partners IX, L.P.	Private Equity	09/30/2024	5,737,623	6,625,129	*,⁺,10,11
Genstar Capital Partners X, L.P.	Private Equity	09/30/2024	3,062,549	3,539,585	⁺,10
Genstar IX Opportunities Fund I, L.P.	Private Equity	09/30/2024	1,007,384	986,980	*,⁺,10
Genstar X Opportunities Fund I, L.P.	Private Equity	09/30/2024	795,549	1,014,553	*,⁺,10
Global Infrastructure Partners II-C, L.P.	Real Assets	06/30/2021	8,041,450	1,476,242	⁺
Global Infrastructure Partners IV-C, L.P.	Real Assets	06/30/2025	64,954,398	67,449,916	⁺,8
Golden Gate Capital Fund VII-A, L.P.	Private Equity	12/31/2025	—	—	*,⁺,8
Golden Gate Capital Opportunity Fund-A, L.P.	Private Equity	12/31/2025	7,831,608	10,606,442	*,⁺,8
Gores Capital Partners III, L.P.	Private Equity	01/01/2021	2,701	78,766	*,⁺,10
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	2,222,576	2,683,157	*,⁺,8
Great Hill Equity Partners VI, L.P.	Private Equity	12/31/2025	2,971,295	3,344,158	*,⁺,11,8
Great Hill Equity Partners VI-A, L.P.	Private Equity	12/31/2025	3,532	8,479	*,11,8
Great Hill Equity Partners VII, L.P.	Private Equity	12/31/2025	2,088,909	2,372,433	*,⁺,11,8
Great Hill Equity Partners VII-A, L.P.	Private Equity	12/31/2025	309,198	365,178	*,11,8
Great Hill Equity Partners VIII, L.P.	Private Equity	12/31/2025	4,777,691	5,381,428	*,⁺,8
Green Equity Investors CF III-B, L.P.	Private Equity	12/21/2023	862,065	598,765	*,⁺,10
Green Equity Investors CF IV-B, L.P.	Private Equity	04/17/2025	245,352	234,722	*,⁺
Green Equity Investors CF IV-C, L.P.	Private Equity	04/15/2025	3,386,171	3,502,196	*,⁺,8
Green Equity Investors IX, L.P.	Private Equity	06/30/2022	4,153,045	4,977,795	*,⁺
Green Equity Investors Offshore Fund VII, L.P.	Private Equity	09/30/2022	4,688,446	3,081,755	*,⁺
Green Equity Investors Offshore Fund VIII, L.P.	Private Equity	09/30/2022	2,687,994	3,912,473	*,⁺
Green Equity Investors Side CF III-B, L.P.	Private Equity	12/21/2023	4,598,073	3,214,990	*,⁺
Green Equity Investors Side VII, L.P.	Private Equity	06/30/2023	33,504,966	27,519,131	*,⁺
Green Equity Investors VII, L.P.	Private Equity	06/30/2022	9,083,551	5,742,619	*,⁺,10
Green Equity Investors VIII, L.P.	Private Equity	06/30/2022	3,060,472	4,546,936	*,⁺,10
Gridiron Capital Fund II, L.P.	Private Equity	04/01/2021	538,422	460,650	*,⁺,11
Gryphon Partners IV, L.P.	Private Equity	12/31/2021	1,292,533	1,348,777	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
GTCR Fund XII LP	Private Equity	12/31/2024	$3,648,153	$3,340,749	⁺,11
GTCR Oak Fund LP	Private Equity	12/16/2025	19,378,606	19,240,079	*,⁺,8,11
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	Real Assets	10/01/2021	6,385,840	4,255,779	⁺
H.I.G. Small-Cap & Growth Buyout Fund IV, L.P.	Private Equity	12/31/2025	—	—	*,⁺,8
Halifax Capital Partners IV, L.P.	Private Equity	06/30/2023	12,273,547	17,399,253	*,⁺,10
Halifax Capital Partners V, L.P.	Private Equity	06/30/2023	322,786	543,280	*,⁺
Harvest Partners IX (Parallel), L.P.	Private Equity	11/01/2022	6,232,662	6,426,879	⁺
Harvest Partners VI, L.P.	Private Equity	03/31/2021	1,667,265	592,444	*,⁺,9
Harvest Partners VII (Parallel), L.P.	Private Equity	11/01/2022	9,154,028	8,760,220	⁺
Harvest Partners VII, L.P.	Private Equity	11/01/2022	17,399,433	16,472,677	⁺
Hellman & Friedman Capital Partners IX, L.P.	Private Equity	06/30/2022	18,698,765	26,609,866	⁺,10,11
Hellman & Friedman Capital Partners VIII, L.P.	Private Equity	09/30/2024	4,124,117	3,938,190	⁺,10
Hellman & Friedman Capital Partners X, L.P.	Private Equity	09/30/2024	5,520,909	5,970,101	⁺,10
Heritage Healthcare Innovation Fund II, LP	Private Equity	10/17/2024	12,732,443	14,341,992	*
Heritage Healthcare Innovation Fund IV, LP	Private Equity	10/17/2024	855,851	902,957	*,⁺
HPH II International FF, LP	Private Equity	07/12/2021	4,591,520	5,858,867	*,⁺
HPH III Investments Parallel Fund, LP	Private Equity	07/16/2024	15,456,253	19,337,511	⁺
HS Mohawk Fund I LP	Private Equity	03/28/2024	13,286,186	20,745,624	⁺
Imaginary I Opportunity, L.P.	Private Equity	04/21/2022	3,000,000	1,693,652	*
Insight Partners Continuation Fund II, L.P.	Private Equity	03/31/2023	37,554,460	54,005,006	*,⁺
Insight Partners Continuation Fund III, L.P.	Private Equity	10/08/2024	16,932,077	21,913,119	⁺
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Real Assets	07/01/2025	12,278,313	18,134,251	*,⁺,11
Integrity Growth Partners Fund II, L.P.	Private Equity	07/31/2024	1,764,853	2,038,800	⁺
Jade Equity Investors II, L.P.	Private Equity	07/10/2025	1,952,755	2,165,695	*,⁺,7
Jade Equity Investors Offshore Fund, L.P.	Private Equity	09/30/2022	1,439,170	1,703,404	*,⁺
JFL Equity Investors VI, L.P.	Private Equity	07/31/2024	18,772,556	23,167,634	*,⁺
JFL-NG Continuation Fund, L.P.	Private Equity	10/27/2021	2,412,062	4,890,639	*,⁺
Kelso Breathe Investor (DE), L.P.	Private Equity	02/11/2021	3,476,305	7,387,070	⁺
Kinderhook Capital Waste CV, L.P.	Private Equity	10/21/2025	12,010,806	12,352,870	*,⁺,8
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Real Assets	04/01/2024	13,698,175	14,373,484	⁺,10
KKR Global Infrastructure Investors IV (EUR) SCSp	Real Assets	10/01/2024	22,491,337	27,102,337	⁺
KKR Global Infrastructure Investors IV (USD) SCSp	Real Assets	07/01/2024	44,531,046	53,029,067	⁺
KKR Health Care Strategic Growth Fund L.P.	Private Equity	10/01/2025	3,605,607	3,816,190	*,⁺,8
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	258,916	862,153	*,⁺,10
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	72,011	208,956	⁺,8
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	554,646	1,598,387	⁺,10
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	6,730	18,017	*,⁺,8
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	58,105	166,492	*,⁺,10
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	—	—	*,⁺,10
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,897	1,229,207	⁺,10
L Catterton VIII Offshore, L.P.	Private Equity	12/31/2021	1,127,329	1,050,675	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	$2,751,265	$3,363,451	⁺,8
LLR Equity Partners III, L.P.	Private Equity	04/02/2021	301,587	5,046	*,⁺,11
Madison Dearborn Capital Partners VIII-C, L.P.	Private Equity	03/12/2021	759,742	790,029	⁺
MAF Investments IV LLC	Private Debt	08/01/2024	10,266,242	10,896,033
Marlin Equity Partners IV, L.P.	Private Equity	12/29/2023	2,979,768	1,700,067	*,⁺
Marlin Heritage, L.P.	Private Equity	12/31/2025	1,149,200	1,248,213	*,⁺,8
Marlin Heritage II, L.P.	Private Equity	12/31/2025	2,591,445	2,440,229	*,⁺,11
Marlin Heritage II-A, L.P.	Private Equity	12/31/2025	647,724	609,869	*,⁺,8
Maroon Investors, LP	Private Equity	07/13/2023	4,099,192	5,708,598	*,⁺
MetLife Investment Private Equity Partners II (Feeder), LP	Private Equity	06/28/2024	67,296,714	84,939,233	⁺
MiddleGround Partners II, L.P.	Private Equity	12/31/2025	8,435,111	9,019,984	*,⁺,8
MLC Private Equity Partners Feeder, L.P.	Private Equity	03/25/2024	206,895,392	283,941,801	⁺
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,732,972	3,081,207	*,⁺,7
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,639,699	2,262,434	*,⁺,8,7
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	9,669,931	9,062,427	*,⁺,8
Nautic Partners IX, L.P.	Private Equity	12/31/2025	7,656,110	9,016,997	*,⁺,11
Nautic Partners X, L.P.	Private Equity	12/31/2025	18,930,678	21,645,198	*,⁺,11
Nautic Partners XI, L.P.	Private Equity	12/31/2025	3,765,861	3,868,222	*,⁺,11
Novacap Financial Services I, L.P.	Private Equity	09/30/2024	226,545	153,476	⁺,12
Novacap II, Limited Partnership	Private Equity	09/30/2024	75,537	89,963	*,⁺,12
Novacap Industries III, L.P.	Private Equity	09/30/2024	70,953	161,397	*,⁺,12
Novacap Industries IV, L.P.	Private Equity	09/30/2024	33,618	15,252	⁺,12
Novacap Industries V, L.P.	Private Equity	09/30/2024	299,045	397,580	*,⁺,12
Novacap Technologies III, L.P.	Private Equity	09/30/2024	—	—	*,12
Oak Hill Capital Partners V (Offshore 892), L.P.	Private Equity	01/29/2021	2,079,903	3,011,840	*,⁺
Oak Hill Capital Partners V (Offshore), L.P.	Private Equity	07/06/2023	25,266,480	33,815,659	*,⁺
Oak Hill Capital Partners VI (TE 892), L.P.	Private Equity	07/06/2023	6,972,758	8,658,302	*,⁺
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Real Assets	07/19/2024	32,172,114	40,215,695	*,⁺
OceanSound Partners Fund, LP	Private Equity	02/28/2022	8,626,903	14,089,905	*,⁺,11
OCP North Fund Offshore LP	Private Equity	09/30/2025	26,250,000	34,939,527	*,⁺,8
Odyssey Investment Partners Fund IV, LP	Private Equity	04/01/2021	1	241,485	*,⁺
Odyssey Investment Partners Fund V, LP	Private Equity	12/31/2025	825,271	998,291	*,⁺,8
Odyssey Investment Partners Fund VI, LP	Private Equity	12/31/2025	17,621,724	23,561,260	*,⁺,11
Odyssey Investment Partners Fund VI-A, LP	Private Equity	12/31/2025	580,318	800,992	*,⁺,11
OHCP V GA COI, L.P.	Private Equity	12/16/2020	2,473,362	4,626,128	*
Olympus Growth Fund VII, L.P.	Private Equity	07/31/2024	33,493,017	39,083,167	⁺,10
Paddington Partners, L.P.	Private Equity	01/10/2024	91,365,830	117,873,833	*,⁺
Pamlico Capital IV, L.P.	Private Equity	12/31/2024	4,409,939	4,483,565	*,⁺,11
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	Private Equity	03/27/2024	5,173,244	6,061,802	*,⁺
Parallaxes Capital Opportunity Feeder Fund VII, L.P.	Private Equity	07/23/2025	1,688,477	1,756,018	*,⁺,8
Pegasus WSJLL Fund, L.P.	Private Equity	12/14/2021	13,239,188	15,274,487	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Pine Brook Capital Partners II, L.P.	Private Equity	12/31/2020	$950,995	$1,417,826	*,⁺,10
Platinum Equity Capital Partners IV, L.P.	Private Equity	09/30/2024	14,530,706	13,853,245	*,⁺,10
Platinum Equity Capital Partners V, L.P.	Private Equity	09/30/2024	22,650,147	20,108,218	⁺,10
PlayCore CV, L.P.	Private Equity	11/21/2024	7,595,532	10,763,294	⁺
Poplar DC Holdings, LP	Private Equity	07/01/2024	23,617,051	22,602,532
Providence Cameron (ATG) Co-Investment L.P.	Private Equity	09/11/2024	19,115,229	27,192,476	*,⁺
Providence Cameron (MO) Co-Investment L.P.	Private Equity	09/11/2024	15,839,789	22,445,505	*,⁺
Providence Cameron (W) Co-Investment L.P.	Private Equity	09/11/2024	43,030,614	51,683,419	*
Providence Equity Partners IX-A S.C.Sp.	Private Equity	09/11/2024	25,247,306	26,290,549	⁺
PSG Sequel-A L.P.	Private Equity	01/31/2025	41,486,173	50,275,224	⁺
PTEV, L.P.	Private Equity	12/30/2021	1,559,649	1,694,251	*,⁺,7
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	2,781,655	3,607,621	*,⁺,8
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	3,191,618	4,866,303	*,⁺,8
Redpoint Omega III, L.P.	Private Equity	12/31/2024	2,685,087	2,679,344	*
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	2,342,393	2,560,095	*,11
Riverside Capital Appreciation Fund VI, L.P.	Private Equity	12/31/2021	1,948,567	1,807,983	*,⁺
Riverside Micro-Cap Fund IV B A, L.P.	Private Equity	12/31/2021	1,304,151	814,937	*,⁺
Riverside Micro-Cap Fund IV-A, L.P.	Private Equity	12/31/2021	9,962,934	8,176,652	*,⁺
Roark Capital Partners CF LP	Private Equity	08/26/2022	16,832,414	27,112,382	⁺
Roark Capital Partners II Sidecar LP	Private Equity	12/31/2025	1,855,609	1,902,814	*,⁺,8
Roark Capital Partners V (TE) LP	Private Equity	12/31/2025	2,959,891	3,353,669	*,⁺,8
Rocket Fuel III LLC	Private Equity	07/02/2024	3,531,813	4,278,510	*
Saw Mill Capital Investors, L.P.	Private Equity	04/09/2021	—	13,785	*,⁺,9
SBJ Fund, LP	Private Equity	07/31/2023	1,328,784	1,127,325	*,⁺,11
Sea Change IV LLC	Private Equity	07/02/2024	479,708	816,591	*
Sentinel Capital Partners VI, L.P.	Private Equity	01/07/2025	2,501,387	2,414,274	*,⁺,11
Sentinel MCA AV, L.P.	Private Equity	10/13/2023	7,627,875	9,051,193	*,⁺
SK Capital Partners V-A, L.P.	Private Equity	01/01/2025	2,131,276	1,765,151	⁺
SkyKnight TG Holdings, L.P.	Private Equity	08/01/2025	8,719,237	8,719,237	*,⁺,8
SL SPV-4 - A, L.P.	Private Equity	03/19/2025	4,500,000	7,658,365	*,⁺,8
SPC Partners IV, L.P.	Private Equity	03/31/2021	983,817	225,358	⁺,11
SPC Partners V, L.P.	Private Equity	12/31/2020	166,961	149,135	*,⁺,10
Sterling Investment Partners III, L.P.	Private Equity	01/01/2021	666,647	507,485	⁺,10
Sterling Investment Partners XK Opportunities Fund- A, L.P.	Private Equity	10/23/2025	15,769,753	15,583,788	*,⁺,8
Stone Point CV, L.P.	Private Equity	10/29/2025	25,379,667	27,789,864	*,⁺,8
Stonepeak Infrastructure Fund III LP	Real Assets	09/29/2023	6,286,776	6,475,345	⁺,11
Strategic Value Spurs A, L.P.	Real Assets	12/13/2024	24,821,119	27,529,591	*,⁺
Stripes Continuation Feeder Fund, LP	Private Equity	10/29/2021	3,172,903	1,727,544	*,⁺
Summit Partners Growth Equity Fund IX-B, L.P.	Private Equity	09/30/2024	2,056,791	2,017,270	*,⁺
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	9,071,463	10,126,568	*,⁺,7
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2024	4,624,309	5,323,179	*,⁺,8

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	$13,985,923	$15,280,262	*,⁺,7,11
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2024	3,236,151	3,540,661	*,⁺,8
TA Atlantic and Pacific VII-B L.P.	Private Equity	12/31/2020	184,417	1,424,790	⁺,10
TA XII-A, L.P.	Private Equity	12/31/2025	2,344,167	2,875,779	*,⁺,11
TA XII-B, L.P.	Private Equity	12/31/2025	785,865	961,780	*,⁺,8
TA XIII-A, L.P.	Private Equity	12/31/2025	4,121,324	4,742,587	*,⁺,11
TA XIII-B, L.P.	Private Equity	12/31/2025	458,454	527,480	*,⁺,8
Tailwind Capital Partners II (Cayman) L.P.	Private Equity	12/31/2020	745,128	11,129	*,⁺
The Resolute III Continuation Fund, L.P.	Private Equity	09/27/2024	106,596,030	112,279,045	*,⁺
THL HT Parallel SPV, L.P.	Private Equity	11/30/2020	2,379,691	5,265,245	⁺
Thoma Bravo Discover Partners III, L.P.	Private Equity	01/01/2025	3,194,383	4,368,622	⁺,11
Thoma Bravo Fund XI-A, L.P.	Private Equity	01/01/2022	3,703,148	1,474,393	*,⁺
Thoma Bravo Fund XIII, L.P.	Private Equity	09/30/2024	5,620,089	5,702,484	⁺,10
Thoma Bravo Fund XIV, L.P.	Private Equity	09/30/2024	16,410,536	17,018,787	⁺,10
Thoma Bravo Fund XV, L.P.	Private Equity	09/30/2024	4,599,389	5,536,592	⁺,10
Thoma Bravo Special Opportunities Fund II-A, L.P.	Private Equity	01/01/2022	1,404,367	1,228,223	⁺
Tiger Global Private Investment Partners XV Feeder, L.P.	Private Equity	03/23/2022	9,833,794	7,985,431	*,⁺
TowerBrook Investors III Trust	Private Equity	12/31/2020	107,310	25,537	*
TPG Growth II, L.P.	Private Equity	04/09/2021	154,383	114,987	*,⁺,11
TPG Partners VII, L.P.	Private Equity	01/05/2023	13,225,082	9,909,474	*,⁺
TPG Partners VIII, L.P.	Private Equity	06/30/2022	59,048,780	77,114,854	⁺,9,10,11
Trident VIII, L.P.	Private Equity	12/30/2022	5,283,841	7,266,796	⁺
Trinitas Capital Management, LLC	Private Debt	03/15/2024	33,800,000	30,406,709	10
Trinity Hunt Partners CF, L.P.	Private Equity	10/14/2022	24,417,077	30,511,490	*,⁺
Trinity Hunt Partners V, L.P.	Private Equity	09/30/2024	707,531	550,543	*,⁺
Trive Capital Fund I (Offshore) LP	Private Equity	12/31/2021	696,890	903,993	*,⁺,8
Trive Capital Fund II (Offshore) LP	Private Equity	12/31/2021	3,536,889	4,605,209	*,⁺,8
Trive Capital Fund III LP	Private Equity	12/31/2021	6,172,958	4,545,314	*,⁺,9
Trive Capital Fund III-A LP	Private Equity	12/31/2021	4,447,051	8,902,026	*,⁺,8
Trive Capital Fund IV-A LP	Private Equity	12/31/2021	733,438	1,018,034	*,⁺
Trive Structured Capital Fund I-A LP	Private Equity	12/31/2021	3,762,763	4,451,926	*,⁺
Trivest Discovery Fund II-A, L.P.	Private Equity	10/01/2024	656,173	560,587	*,⁺
Trivest Discovery Fund, L.P.	Private Equity	10/01/2024	264,222	314,814	*,⁺
Trivest Fund V, L.P.	Private Equity	10/01/2024	142,711	120,659	*,⁺
Trivest Fund VI, L.P.	Private Equity	10/01/2024	496,891	652,378	*,⁺
Trivest Fund VII-A, L.P.	Private Equity	10/01/2024	936,952	935,835	*,⁺
Trivest Growth Investment Fund, L.P.	Private Equity	10/01/2024	363,437	362,838	⁺
Trivest Growth Investment Fund II, L.P.	Private Equity	10/01/2024	796,744	814,971	⁺
Trivest Recognition Fund-A, L.P.	Private Equity	10/01/2024	610,383	644,621	⁺
TriWest Capital Partners III, L.P.	Private Equity	09/30/2024	—	—	⁺,12
TriWest Capital Partners IV, L.P.	Private Equity	09/30/2024	103,870	72,343	⁺,12

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
TriWest Capital Partners V, L.P.	Private Equity	09/30/2024	$572,039	$512,433	⁺,12
Truelink Capital I-A, L.P.	Private Equity	04/30/2024	26,060,346	37,407,485	⁺
TSCP CV II, L.P.	Private Equity	09/08/2024	33,223,046	43,959,663	*,⁺
TSG9 L.P.	Private Equity	12/31/2025	6,098,447	6,581,538	*,⁺,11
TSG9 Parallel L.P.	Private Equity	12/31/2025	665,414	724,842	*,⁺,8
Vector Capital V, L.P.	Private Equity	12/31/2021	4,794,923	5,612,034	*,⁺
Vestar Capital Partners Rainforest, L.P.	Private Equity	04/09/2024	15,409,765	18,145,173	*,⁺
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	01/01/2022	776,722	1,252,867	*,⁺
Vista Equity Endeavor Fund III-A, L.P.	Private Equity	04/23/2025	—	42,975	*,⁺,8
Vista Equity Partners Fund V, L.P.	Private Equity	12/31/2025	8,308,109	8,724,994	*,⁺,11
Vista Equity Partners Fund VIII, L.P.	Private Equity	04/23/2025	7,044,890	8,530,994	*,⁺,11
Vista Equity Partners Hubble, L.P.	Private Equity	06/23/2025	17,699,644	28,757,728	*,⁺,8
Vista Equity Partners Meadowbrook, L.P.	Private Equity	04/23/2025	22,580,003	26,117,763	*,⁺,11
Vista Foundation Fund V-A, L.P.	Private Equity	04/23/2025	674,461	755,891	*,⁺,8
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,983,089	2,275,968	*,⁺,8
Warburg Pincus Global Growth-E, L.P.	Private Equity	09/30/2024	1,650,593	2,436,527	*,⁺
Warburg Pincus Jovian GG, L.P.	Private Equity	12/17/2024	127,323	236,993	⁺
Warburg Pincus Private Equity XII-D, L.P.	Private Equity	09/30/2024	1,236,863	1,361,774	*,10
Water Street Healthcare Partners II, L.P.	Private Equity	04/01/2021	553,537	19,355	*,⁺
Webster Equity Partners III-A, L.P.	Private Equity	04/29/2021	4,365,500	4,216,827	*,⁺
Webster Equity Partners III-B, L.P.	Private Equity	01/17/2024	573,368	1,141,880	*
WEP Terra Fund, L.P.	Private Equity	10/23/2024	6,018,018	8,860,914	*,⁺
West Street Real Estate Secondary Partners B, L.P.	Real Assets	12/10/2021	5,070,499	3,678,600	*,⁺,7
West Street Strategic Solutions Offshore Fund I, L.P.	Private Debt	10/01/2025	11,020,551	11,947,482	*,⁺,8
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	6,617,462	4,946,541	*
WestCap Strategic Operator US Feeder Fund, L.P.	Private Equity	04/13/2022	15,296,760	11,724,718	11
Westview Capital Partners III, L.P.	Private Equity	12/31/2021	2,308,266	1,749,663	*,⁺,10
XPV Water Extended Value Fund LP	Private Equity	10/03/2022	9,652,422	11,949,910	*,⁺
Total North America			$2,885,786,520	$3,334,980,291

Rest of World - 0.5% of NAV
Bain Capital Asia Fund IV, L.P.	Private Equity	12/31/2024	$685,126	$843,530	⁺,11
Carlyle MENA Partners, L.P. and Parallel Vehicles	Private Equity	01/01/2021	40,494	280,199	*,⁺,10
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	Private Equity	01/01/2021	229,532	3,314	*,⁺,10
Eve One Fund II L.P.	Private Equity	03/11/2022	9,500,000	11,880,286	*,⁺
NewQuest Asia Fund IV HH, L.P.	Private Equity	04/25/2022	8,653,355	11,393,137	*,⁺
Pacific Equity Partners Fund VI, L.P.	Private Equity	12/31/2024	1,576,079	1,902,146	*,⁺
Vertex IV CF L.P.	Private Equity	01/04/2022	2,279,510	2,249,691	*,⁺
Total Rest of World			$22,964,096	$28,552,303
Total Non-Controlled/Non-Affiliated Secondary Investments			$3,541,109,997	$4,144,101,525

StepStone Private Markets

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Public Securities - Non-Controlled/Non-Affiliated - 0.9% of NAV					1,2
North America - 0.9% of NAV
Karman Holdings Inc (707,452 common shares)	Public Securities	07/28/2025	$18,059,800	$51,764,263	*,9,15
Paymentus Holdings Inc (32,439 common shares)	Public Securities	11/19/2025	1,162,697	1,024,748	*
Total North America			$19,222,497	$52,789,011
Total Non-Controlled/Non-Affiliated Public Securities			$19,222,497	$52,789,011

Short-Term Investments - Non-Controlled/Non-Affiliated - 0.6% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 367% (34,707,724 shares)	Money Market	N/A	$34,707,724	$34,707,724	16,17
Total Non-Controlled/Non-Affiliated Short-Term Investments			$34,707,724	$34,707,724
Total Non-Controlled/Non-Affiliated Investments - 95.6% of NAV			$4,535,300,341	$5,323,439,708

Secondary Investments - Controlled/Affiliated - 2.6% of NAV					1,2,3,4
North America - 2.6% of NAV
Accordion DC Holdings, LP	Private Equity	12/08/2022	$5,262,461	$7,701,398
Gemspring Capital Goliath Fund, LP	Private Equity	10/30/2024	37,763,085	44,318,334	*,⁺
SkyKnight Capital II CV B, L.P.	Private Equity	10/29/2024	77,453,239	94,023,282	⁺
Total North America			$120,478,785	$146,043,014
Total Controlled/Affiliated Secondary Investments			$120,478,785	$146,043,014
Total Controlled/Affiliated Investments - 2.6% of NAV			$120,478,785	$146,043,014
Total Investments - 98.2% of NAV			$4,655,779,126	$5,469,482,722
Other assets in excess of liabilities - 1.8% of NAV				$98,998,897
Net Assets - 100.0% of NAV				$5,568,481,619

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).

5	The fair value of the investment was determined using significant unobservable inputs.
6	A Collateralized Loan Obligation ("CLO") is structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Certain tranches are entitled to principal and accrued interest only at maturity or upon specified call dates. Each tranche carries a different interest rate, which may be fixed or floating.
7	All or a portion of this security is held by SPRIM LLC - Series A.
8	All or a portion of this security is held by SPRIM Subsidiary LLC.
9	All or a portion of this security is held by SPRIM LLC - Series B.
10	All or a portion of this security is held by SPRIM Cayman II LLC.
11	All or a portion of this security is held by SPRIM Cayman LLC.
12	All or a portion of this security is held by SPRIM Blue Jay Investco ULC.
13	Investment offers quarterly redemptions with a one quarter notice period.
14	Investment offers annual redemptions.
15	Investments are subject to contractual resale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026.
16	The audited financial statements of the investment can be found at sec.gov.
17	The rate reported is the 7-day effective yield at the period end.